Severance Plan	9 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
Severance Plan	Severance PlanDuring January 2021, there was a restructuring program executed by the Company leading to a reduction in workforce resulting in a corresponding severance charge of $1.2 million which has been presented on proportionate basis within research and development expenses and general and administration expenses during the nine months ended September 30, 2021.